26. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales	R$ 33,446,980	R$ 30,188,421	R$ 28,314,160
Other segments [Member]
Disclosure of operating segments [line items]
Net sales	1,058,107	827,214	875,700
BRAZIL CGU [Member]
Disclosure of operating segments [line items]
Net sales	17,489,479	16,292,536	15,188,612
BRAZIL CGU [Member] | In-natura [Member]
Disclosure of operating segments [line items]
Net sales	4,635,597	3,998,483	3,483,239
BRAZIL CGU [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	3,692,377	3,198,356	2,689,908
BRAZIL CGU [Member] | Pork and other [Member]
Disclosure of operating segments [line items]
Net sales	943,220	800,127	793,331
BRAZIL CGU [Member] | Processed foods [Member]
Disclosure of operating segments [line items]
Net sales	12,839,008	12,274,681	11,688,008
BRAZIL CGU [Member] | Other sales [Member]
Disclosure of operating segments [line items]
Net sales	14,874	19,372	17,365
International [Member]
Disclosure of operating segments [line items]
Net sales	14,899,394	13,068,671	12,249,848
International [Member] | In-natura [Member]
Disclosure of operating segments [line items]
Net sales	12,605,846	10,905,155	10,296,197
International [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	11,262,954	10,021,923	8,926,311
International [Member] | Pork and other [Member]
Disclosure of operating segments [line items]
Net sales	1,342,892	883,232	1,369,886
International [Member] | Processed foods [Member]
Disclosure of operating segments [line items]
Net sales	2,119,918	1,850,614	1,534,163
International [Member] | Other sales [Member]
Disclosure of operating segments [line items]
Net sales	R$ 173,630	R$ 312,902	R$ 419,488